Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of revenues	¥ 330,376	$ 48,051	¥ 170,261	¥ 70,986
Gross profit	1,643,609	239,053	799,901	347,924
Operating expenses
Sales and marketing expenses	(2,152,830)	(313,116)	(1,351,811)	(503,643)
General and administrative expenses	(443,691)	(64,532)	(342,906)	(89,390)
Total operating expenses	(2,672,543)	(388,705)	(1,727,579)	(606,965)
Loss from operations	(1,028,934)	(149,652)	(927,678)	(259,041)
Loss before income tax expenses	(928,660)	(135,069)	(913,824)	(253,567)
Income tax expenses	0	0	0	0
Net loss	(926,950)	(134,820)	(918,714)	(253,567)
Parent Company
Cost of revenues	(475)	(69)	(19,244)
Gross profit	(475)	(69)	(19,244)
Operating expenses
Sales and marketing expenses	(820)	(119)	(75,237)
General and administrative expenses	(15,335)	(2,230)	(194,878)	(4)
Total operating expenses	(16,155)	(2,349)	(270,115)	(4)
Loss from operations	(16,630)	(2,418)	(289,359)	(4)
Interest income	33,525	4,876	1,592
Loss before income tax expenses	16,895	2,458	(287,767)	(4)
Income tax expenses	0	0	0	0
Loss from investment in subsidiaries	(943,781)	(137,268)	(630,947)	(253,563)
Net loss	¥ (926,886)	$ (134,810)	¥ (918,714)	¥ (253,567)